Debt, Commercial Paper (Details) € in Millions, $ in Millions	Sep. 30, 2025 MXN ($)	Aug. 31, 2020 EUR (€)
Euro-Commercial Paper Program [Member]
Commercial paper [Abstract]
Commercial papers issued	$ 23,641	€ 2,000
Mexican Domestic Senior Notes Program [Member]
Commercial paper [Abstract]
Commercial papers issued	$ 8,071